Note 5 - Discontinued Operations and Assets Held for Sale	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes to Financial Statements
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
Note
4
.    Discontinued Operations

During the fourth quarter of 2015, the Company determined to exit the business conducted by Hetnets and curtailed activities in its smaller markets. The remaining network, located in New York City (or “NYC”), was the largest and had a lease access contract with a major cable company. As a result, the Company explored opportunities during the fourth quarter of 2015 and continuing into the first quarter of 2016 to sell the New York City network. On March 9, 2016, the Company completed a sale and transfer of certain assets pursuant to an Asset Purchase Agreement (the "Agreement") with a large cable company (the "Buyer"). Under the terms of the Agreement, the Buyer assumed certain rooftop leases and acquired ownership of and the right to operate the Wi-Fi access point and related equipment associated with such leases. The Company retained ownership of all backhaul and related equipment, and the parties entered into an agreement under which the Company provides backhaul services to the Buyer. The agreement is for a three year period with two, one year renewals and is cancellable by the Buyer on sixty days’ notice. The Company recognized a gain of $1,177,742 as the net present value of the backhaul agreement of $3,837,783, which has been recorded as an intangible asset, exceeded the net book value of the network assets transferred to the Buyer which totaled $2,660,041.

The Company has determined that it will not be able to sell the remaining network locations in New York City. As a result, the Company recognized charges totaling $1,585,319 in the first quarter of 2016 which included $453,403 representing the estimated cost to settle lease obligations, $528,364 to write off network assets which could not be redeployed into the fixed wireless network, $110,500 related to security deposits which are not expected to be recovered, and $493,052 related to the accelerated expensing of deferred acquisition costs. These costs were partially offset by a $1,244,284 reduction in the accrual for terminated lease obligations that was recorded in the fourth quarter of 2015. This reduction reflects the outcome of settlements negotiated in the first quarter of 2016 with certain landlords. The operating results and cash flows for Hetnets have been reclassified and presented as discontinued operations in these condensed consolidated financial statements for all periods presented.

Discontinued Operations

A more detailed presentation of loss from discontinued operations is set forth below. There has been no allocation of consolidated interest expense to discontinued operations.

	Three Months Ended March 31 ,
	2016	2015
Revenues	$553,302	$787,628
Operating expenses:
Infrastructure and access	2,523,222	3,697,156
Depreciation	638,681	1,031,510
Network operations	183,583	195,394
Customer support services	69,804	82,312
Sales and marketing	246	43,612
General and administrative	47,333	-
Total operating expenses	3,462,869	5,049,984
Net operating loss	(2,909,567)	(4,262,356)
Gain on sale of assets	1,177,742	-
Net Loss	$(1,731,825)	$(4,262,356)

The components of the balance sheet accounts presented as discontinued operations were as follows:

	March 31, 2016	December 31, 2015
Assets:
Accounts receivable, net	$494,768	$715,993
Prepaid expenses and other current assets	-	278,891
Deferred acquisitions costs	-	253,685
Security deposits	231,978	-
Total Current Assets	$726,746	$1,248,569

Liabilities:
Accounts payable	$806,606	$556,800
Accrued expenses	30,000	66,101
Accrued expenses - leases	2,493,586	3,284,467
Total Current Liabilities	$3,330,192	$3,907,368

Note 5.    Discontinued Operations and Assets Held for Sale

In January 2013, the Company incorporated a wholly-owned subsidiary, Hetnets Tower Corporation (“Hetnets”), to operate a new business designed to leverage its fixed wireless network in urban markets to provide other wireless technology solutions and services. Hetnets built a carrier-class network which offered a shared wireless infrastructure platform, primarily for (i) co-location of customer owned antenna and related equipment and (ii) Wi-Fi access and offloading. The Company referred to this as its “Shared Wireless Infrastructure” or “Shared Wireless” business. During the fourth quarter of 2015, the Company determined to exit this business and curtailed activities in its smaller markets, and recognized charges of $3,284,466 representing the estimated cost to settle lease obligations, $1,618,540 to write-off network assets which could not be redeployed into the fixed wireless network, $45,114 related to security deposits which are not expected to be recovered, and $410,991 related to the accelerated expensing of deferred acquisition costs. The remaining network, located in New York City (or “NYC”), was the largest and had a lease access contract with a major cable company. As a result, the Company explored opportunities during the fourth quarter of 2015 and continuing into the first quarter of 2016 to sell the New York City network. As further described in Note 18, on March 9, 2016, the Company completed a sale and transfer of certain assets to the major cable company (the “Buyer”). The Asset Purchase Agreement provided that the Buyer would assume certain rooftop leases in NYC and acquire ownership of the Wi-Fi access points and related equipment associated with operating the network. The Company retained ownership of all backhaul and related equipment and the parties entered into a backhaul services agreement under which the Company will provide internet bandwidth to the Buyer at the locations governed by the leases. The agreement is for a three year period with two, one year renewals and is cancellable by the Buyer on sixty days’ notice. The operating results and cash flows for Hetnets have been presented as discontinued operating results in these consolidated financial statements. Assets associated with the New York City network have been presented as Assets Held for Sale.

Discontinued Operations

A more detailed presentation of loss from discontinued operations is set forth below. There has been no allocation of consolidated interest expense to discontinued operations. General and administrative expenses for 2015 includes $1,618,540 to write-off network assets which could not be deployed.

	Year Ended December 31,
	2015	2014	2013
Revenues	$3,370,181	$3,099,972	$1,540,700
Operating expenses:
Cost of revenues	17,751,033	14,220,122	11,980,097
Depreciation and amortization	4,032,219	3,957,784	3,508,647
Customer support services	710,368	683,208	784,780
Sales and marketing	145,954	229,013	301,578
General and administrative	2,008,211	568,985	668,626
Total operating expenses	24,647,785	19,659,112	17,243,728
Loss from discontinued operations	$(21,277,604)	$(16,559,140)	$(15,703,028)

The components of the balance sheet accounts presented as discontinued operations were as follows:

	As of December 31,
	2015	2014
Assets:
Accounts receivable, net	$715,993	$723,569
Prepaid expenses and other current assets	278,891	612,570
Deferred acquisitions costs	253,685	-
Total Current Assets	$1,248,569	$1,336,139

Long-Term Assets:
Property and equipment	-	3,233,486
Deferred acquisitions costs	-	879,518
Security deposits	-	58,414
Total Long Term Assets	$-	$4,171,418

Liabilities:
Accounts payable	$556,800	$114,042
Accrued expenses	66,101	82,819
Accrued expenses - network	3,284,467	-
Total C urrent Liabilities	$3,907,368	$196,861

Assets Held for Sale

The components of the balance sheet accounts presented as Assets Held for Sale were as follows:

	As of December 31,
	2015	2014
Security deposits	$356,108	$350,418
Wi-Fi and back-end equipment, net	4,958,999	7,524,823
Current assets held for sale	$5,315,107	$7,875,241